Segment Information: Schedule of Revenues segregated between domestic and export sales (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Sales Revenue, Net	$ 12,546,285	[1],[2]	$ 9,746,036	[1],[3]	$ 5,754,146	[1],[4]
Domestic - Russia
Sales Revenue, Net	5,699,912		4,787,251		2,714,246
Domestic - Other
Sales Revenue, Net	1,472,374		770,610		478,553
Domestic - Total
Sales Revenue, Net	7,172,286		5,557,861		3,192,799
Export
Sales Revenue, Net	$ 5,373,999		$ 4,188,175		$ 2,561,347

[1]	See Note 23
[2]	Including related party amount of 904,876
[3]	Including related party amount of 686,172
[4]	Including related party amount of 107,104